CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2011	2010
Assets:	(In Thousands)
Cash and cash equivalents	$15,112	$2,315
Available for sale securities	10,575	6,430
Investment in Savings Institute Bank and Trust Company	106,023	75,791
ESOP note receivable	6,035	3,315
Other assets	1,510	1,799
Total assets	$139,255	$89,650

Liabilities and Shareholders' Equity:
Liabilities	$8,738	$8,546
Shareholders' equity	130,517	81,104
Total liabilities and shareholders' equity	$139,255	$89,650

	Years Ended December 31,
Condensed Statements of Income	2011	2010	2009
	(In Thousands)
Interest and dividends on investments	$248	$128	$203
Other income	484	223	365
Total income	732	351	568

Operating expenses	1,275	492	532
(Loss) income before income taxes and equity in undistributed net income	(543)	(141)	36

Income tax (benefit) provision	(185)	(136)	10
(Loss) income before equity in indistributed net income of subsidiary	(358)	(5)	26

Equity in undistributed net income of subsidiary	2,775	3,008	409
Net income	$2,417	$3,003	$435

	Years Ended December 31,
Condensed Statements of Cash Flows	2011	2010	2009
	(In Thousands)
Cash flows from operating activities:
Net income	$2,417	$3,003	$435
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed income of subsidiary	(2,775)	(3,008)	(409)
Excess tax (benefit) expense from share-based payment arrangements	(3)	—	43
Deferred income taxes	(104)	72	624
Other, net	(497)	(10)	(692)
Cash (used in) provided by operating activities	(962)	57	1

Cash flows from investing activities:
Purchase of available for sale securities	(8,277)	(4,900)	(3,013)
Proceeds from maturities of available for sale securities	2,000	4,000	2,388
Proceeds from sale of available for sale securities	2,300	10	2,000
Payments received on ESOP note receivable	421	290	277
Issuance of ESOP note receivable	(3,141)	—	—
Investment in subsidiary	(29,450)	493	(1,214)
Cash (used in) provided by investing activities	(36,147)	(107)	438

Cash flows from financing activities:
Treasury stock purchased	(5)	(74)	(68)
Cash dividends on common stock	(1,191)	(375)	—
Excess tax benefit (expense) from share-based payment arrangements	3	—	(43)
Net proceeds from common stock offering	51,099	(769)	—
Other, net	—	—	(122)
Cash provided by (used in) financing activities	49,906	(1,218)	(233)

Net change in cash and cash equivalents	12,797	(1,268)	206

Cash and cash equivalents at beginning of year	2,315	3,583	3,377

Cash and cash equivalents at end of year	$15,112	$2,315	$3,583